Securities Act File No. 333-104669
                                         Investment Company Act File No. 811-266


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-2/A


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|X|   REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933


|X|               Pre-Effective Amendment No. 1
|_|               Post-Effective Amendment No. _______


                                     and/or

|X|   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


|X|               Amendment No. 34


                Exact Name of Registrant as Specified in Charter:
                           TRI-CONTINENTAL CORPORATION

 Address of Principal Executive Offices (Number, Street, City, State, Zip Code):
                       100 PARK AVENUE, NEW YORK, NY 10017

               Registrant's Telephone Number, including Area Code:
                        (212) 850-1864 or (800) 221-2450

 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service:
            FRANK J. NASTA, ESQ., 100 PARK AVENUE, NEW YORK, NY 10017

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                  Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

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If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|

If appropriate, check the following box:

|_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment or Registration Statement.

|_| This Post-Effective Amendment on Form N-2 is filed to register additional securities for an offering pursuant to Rule 462(b)(1) under the Securities Act of 1933 and the Securities Act Registration Statement Number of the earlier effective Registration Statement for the same offering is: _________



The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus which is a part of this Registration Statement is a combined Prospectus relating also to shares previously registered on Registration Statement No. 333-86414.

PART C. OTHER INFORMATION

      Item 24. Financial Statements and Exhibits.

      1. Financial Statements.

      Part A: Financial Highlights for the ten years ended December 31, 2002; Table for the ten years ended December 31, 2002 under the caption "Senior Securities - $2.50 Cumulative Preferred Stock."

      Part B: The required financial statements are included in the Corporation's 2002 Annual Report, which is incorporated by reference into the Statement of Additional Information. These statements include: Portfolio of Investments at December 31, 2002; Statement of Assets and Liabilities at December 31, 2002; Statement of Capital Stock and Surplus at December 31, 2002; Statement of Operations for the year ended December 31, 2002; Statements of Changes in Net Investment Assets for the years ended December 31, 2002 and 2001; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 2002; Report of Independent Auditors.


      2. Exhibits: All Exhibits listed below are incorporated herein by reference, except those Exhibits (i) marked with an asterisk (*) which were filed with the original filing on April 22, 2003 and (ii) marked with a double asterisk which are filed herewith.


      (a) Amended and Restated Charter of Registrant. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998).

      (b)         *By-laws of the Registrant.

      (c)         Not Applicable.

      (d)(1) Specimen certificates of Common Stock. (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

      (d)(2) Specimen certificates of $2.50 Cumulative Preferred Stock. (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

      (d)(3) Specimen of Warrant of the Registrant. (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

      (d)(4) Form of Subscription Certificate - Subscription Right for shares of Common Stock. (Incorporated by reference to Registrant's Registration Statement on Form N-2 filed on September 17, 1992.)

      (d)(5) The Registrant's Charter is the constituent instrument defining the rights of the $2.50 Cumulative Preferred Stock, par value $50, and the Common Stock of the Registrant. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (e) Registrant's Automatic Dividend Investment and Cash Purchase Plan is set forth in Registrant's Prospectus which is filed as Part A of this Registration Statement.

      (f)         Not Applicable.

      (g)(1) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Amendment No. 24 to the Registration Statement on Form N-2 filed April 13, 1995.)

      (h)         Not Applicable.

      (i)(1) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Seligman Frontier Fund, Inc. (File No. 2-92487) filed on January 28, 1997.)

PART C. OTHER INFORMATION

      (i)(2) Deferred Compensation Plan for Directors of Tri-Continental Corporation. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (j) Form of Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Amendment No. 26 to the Registration Statement on Form N-2 filed on April 24, 1997.)

      (k)         Not Applicable.

      (l)         *Opinion and Consent of Counsel.

      (m)         Not Applicable.


      (n)         **Consent of Independent Auditors.


      (o)         Not Applicable.

      (p)         Not Applicable.

      (q)(1) The Seligman Roth/Traditional IRA Information Kit. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (q)(2) The Seligman Simple IRA Plan documents for employers (Incorporated by reference to Exhibit 14 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Seligman Value Fund Series, Inc. (File No. 333-20621) filed on April 17, 1997.)

      (q)(3) The Seligman Simple IRA Plan Agreement and Disclosure Statement for participants. (Incorporated by reference to Exhibit 14 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Seligman Value Fund Series, Inc. (File No. 333-20621) filed on April 17, 1997.)

      (q)(4) Qualified Plan and Trust Basic Plan Document. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (q)(5) Flexible Standardized 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (q)(6) Flexible Nonstandardized Safe Harbor 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

      (r) Amended and Restated Code of Ethics. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Seligman Investment Grade Fixed Income Fund, Inc. (File No. 811-10423) filed on on January 28, 2003.)

(Other Exhibits)

                  *(a) Power of Attorney for Paul C. Guidone.

                  (b) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Amendment No. 31 to the Registration Statement on Form N-2 filed on April 19, 2001.)



Item 25. Marketing Arrangements. Not Applicable.

PART C. OTHER INFORMATION

Item 26.    Other Expenses of Issuance and Distribution.

            Registration fees                                    $2,190.77
            NYSE listing fees                                           -0-
            Registrar fees                                              -0-
            Legal fees                                                  -0-
            Accounting fees                                             -0-
            Miscellaneous (mailing, etc.)                               -0-

Item 27. Persons Controlled by or Under Common Control with Registrant. Seligman Data Corp., a New York Corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in Seligman Data Corp. is recorded at a cost of $43,681.

Item 28.    Number of Holders of Securities.

            As of March 31, 2003:

            Title of Class                              Number of Recordholders
            --------------                              -----------------------
            $2.50 Cumulative Preferred                         394
            Common Stock                                    36,296
            Warrants                                           104

Item 29. Indemnification. Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Charter filed as an exhibit to this Registration Statement and Article II, Section 14 of Registrant's Restated By-laws filed as an exhibit to the Registration Statement filed on April 23, 1997.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser: J. & W. Seligman & Co. Incorporated, a Delaware corporation (the "Manager"), is the Registrant's investment manager and is an investment manager registered under the Investment Advisers Act of 1940, as amended (Advisers Act). The list required by this Item 30 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager with the Securities and Exchange Commission, pursuant to the Advisers Act (SEC File No. 801-15798) which was filed on March 28, 2003.

PART C. OTHER INFORMATION

Item 31. Location of Accounts and Records: The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 17 CFR 270.31(a)(1)-31(a)(3) promulgated thereunder, are maintained by J. &
            W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017, and at the following locations: (1) Custodian: State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 and (2) Transfer Agent, Redemption and Other Shareholder Account Services:
            Seligman Data Corp., 100 Park Avenue, New York, NY 10017.

Item 32.    Management Services:  Not Applicable.

Item 33.    Undertakings:

            I. Registrant undertakes: to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement.

            II. Registrant undertakes:

            (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

            (b) and that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

            III. The Registrant undertakes: to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Amendment No. 1 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of April, 2003.


                                            TRI-CONTINENTAL CORPORATION


                                        By: /s/ Brian T. Zino
                                            ------------------------------------
                                            Brian T. Zino, President


Pursuant to the requirements of the Securities Act of 1933, Amendment No. 1 to this Registration Statement has been signed by the following persons in the capacities indicated on April 30th, 2003.


        Signature                       Title
        ---------                       -----


/s/ Brian T. Zino                       Director, President and Chief Executive
-----------------------------           Officer (Principal Executive Officer)
Brian T. Zino


/s/ William C. Morris                   Chairman of the Board and Director
-----------------------------
William C. Morris


/s/ Lawrence P. Vogel                   Treasurer (Principal Financial and
-----------------------------           Accounting Officer)
Lawrence P. Vogel

John R. Galvin, Director            )
Paul C. Guidone, Director           )
Alice S. Ilchman, Director          )
Frank A. McPherson, Director        )
John E. Merow, Director             )
Betsy S. Michel, Director           )   /s/ Brian T. Zino
Leroy C. Richie, Director           )   ----------------------------------------
James Q. Riordan, Director          )   Brian T. Zino, Attorney-in-Fact
Robert L. Shafer, Director          )
James N. Whitson, Director          )

                           TRI-CONTINENTAL CORPORATION
                                    FORM N-2

                                  EXHIBIT INDEX

Form N-2 Item No.                        Description
-----------------                        -----------



Item 24(2)(n)                            Consent of Independent Auditors.